Related Party Transactions (Details) - USD ($)					1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 10, 2019	Oct. 10, 2019	Oct. 04, 2019	Oct. 03, 2019	Dec. 18, 2019	Oct. 18, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Feb. 24, 2021	Jul. 31, 2020
Related Party Transactions (Details) [Line Items]
Aggregate shares outstanding (in Shares)	70,000								262,500
Accounts payable and accrued expenses								$ 126,774
Due from related Party								6,774	$ 7,335
Aggregate principal amount				$ 150,000
Aggregate purchase price			$ 25,000					72,183,386
Founder shares outstanding (in Shares)			2,012,500
Shares subject to forfeiture (in Shares)							262,500
Issued and outstanding shares percentage							20.00%
Founder shares are no longer subject to forfeiture (in Shares)					262,500
Ordinary shares equals or exceeds (in Dollars per share)									$ 0.225
Outstanding balance				32,391
Office space, administrative and support services.	$ 10,000
Administrative services fees							$ 30,000
Accounts payable							156,774		$ 36,774
Notes converted completion of a business combination							$ 1,500,000
Warrant price (in Dollars per share)							$ 1.00
Loan to the company										$ 650,000	$ 250,000
Due from related party							$ 7,335		7,335
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 150,000
Office space, administrative and support services fees								6,774	120,000
Non-interest bearing, description				The note is non-interest bearing and payable on the earlier of (i) March 31, 2020 and (ii) the completion of the Initial Public Offering.
Aggregate principal amount											$ 250,000
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount										$ 650,000
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Outstanding amount								$ 32,291	0
Business Combination [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Business combination at lender's discretion									$ 1,500,000
Business combination of warrant price (in Dollars per share)									$ 1.00
Administrative Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Monthly fee amount		$ 10,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)			1,725,000
Aggregate principal amount			$ 25,000
Aggregate ordinary shares (in Shares)			1,725,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares outstanding (in Shares)		2,012,500				262,500
Percentage of common stock issued and outstanding									20.00%
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description									(A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Class A Ordinary Shares [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination of warrant price (in Dollars per share)							$ 12.50
Class A Ordinary Shares [Member] | Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares equals or exceeds (in Dollars per share)							$ 12.50